Deferred income tax assets/(liabilities)	12 Months Ended
Dec. 31, 2024
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)

21Deferred income tax assets/(liabilities)

	2023	2024
	RMB’000	RMB’000
The deferred tax assets comprise attributable to:
- Tax losses	76,572	53,265
- Other temporary differences	366	295
	76,938	53,560
The deferred tax liabilities comprise temporary differences attributable to:
- Others	(9)	—
	(9)	—

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred income taxes relate to the same fiscal authority. The balances shown in the consolidated balance sheets are as follows:

	2023	2024
	RMB’000	RMB’000
Deferred income tax assets:
- Deferred income tax assets to be recovered after more than 12 months	76,938	53,560
	76,938	53,560
Deferred income tax liabilities:
- Deferred income tax liabilities to be settled after more than 12 months	(9)	—

The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same taxation jurisdiction is as follows:

The gross movement on deferred income tax accounts is as follows:

	2023	2024
	RMB’000	RMB’000
At 1 January	61,163	76,929
Disposal of subsidiaries (Note 28)	(6)	—
Credited to consolidated statement of comprehensive income	16,136	(23,371)
Translation adjustment	(364)	2
At 31 December	76,929	53,560

Deferred income tax assets

	Tax losses	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2023	60,002	1,161	61,163
Disposal of subsidiaries (Note 28)	(6)	—	(6)
Credited to consolidated statement of comprehensive income	16,940	(795)	16,145
Translation adjustment	(364)	—	(364)
At 31 December 2023 and 1 January 2024	76,572	366	76,938
Disposal of subsidiaries (Note 28)
Credited to consolidated statement of comprehensive income	(23,309)	(71)	(23,380)
Translation adjustment	2	—	2
At 31 December 2024	53,265	295	53,560

21Deferred income tax assets/(liabilities) (Continued)

Deferred income tax liabilities

	Medical licenses
	and tradenames	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2023	—	—	—
Credited to consolidated statement of comprehensive income	(9)	—	(9)
At 31 December 2023 and 1 January 2024	(9)	—	(9)
Credited to consolidated statement of comprehensive income	9	—	9
At 31 December 2024	—	—	—

Deferred income tax assets are recognised for tax loss carry-forwards to the extent that the realisation of the related tax benefit through future taxable profits is probable. The Group has unrecognised tax losses as at 31 December 2024 of RMB53,265,000 (2023: RMB78,783,000) which can be carried forward against future taxable income and their expiry dates are as follows:

	2023	2024
	RMB’000	RMB’000
Tax loss expiring within 5 years	78,783	53,265